TITAN FUND
                          Titan Financial Service Fund

                               Semi-Annual Report

                                October 31, 1998

                         TITAN INVESTMENT ADVISORS, LLC

                          Titan Financial Services Fund
            9672 Pennsylvania Avenue o Upper Marlboro, Maryland 20772
                             Telephone: 888-448-4826
                         Gilbert R. Giordano, President



December 2, 1998

Dear Fellow Shareholder,

      As of October 31, 1998, the Titan Financial Services Fund closed at a price of $14.75. The Fund's performance through October 31, 1998 is as follows:

                  Cumulative Return
                  (inception date: May 22, 1996)        55.75%

                  Average Annual Return
                  (inception date: May 22, 1996)        19.88%

                  12-Month Return                       -7.40%

      The stock market has undergone a massive transformation over the last six months, and I would like to discuss some of the root causes and effects as they relate to the financial services sector. Towards the end of the third quarter the financial sector experienced what can best be described as a total melt-down in equity prices. The financials have truly entered into what has been more than a correction; a virtual across the board reduction in value of between 35%-50%. The violent unraveling started to occur during the last two weeks of August with the fear of a currency collapse in Russia and possible involvement by some large American banks. The stock market became further irritated as Asia showed no signs of economic improvement and currency devaluation threatened Argentina and Brazil. The failure and subsequent rescue of a major Hedge Fund added further pressure to a strained system. All of these events combined to adversely affect the market in general and the financials in particular. By way of example the SNL Thrift Index is down 14.36% year to date. I believe the resultant panic selling is a severe overreaction.

      The fear and pessimism surrounding the financials is over exaggerated. There has been an absolute failure to make any distinction between domestic banks conducting business strictly in the U.S. and the money center banks that are involved in overseas operations. With regard to the threat of foreign currency risk, the market has not discriminated. Banks of all dimensions have been found guilty by association. With this wave of indiscriminate selling, there has been a general disregard for banks exhibiting superior valuations. There is little consideration given to banks that continue to produce strong earnings and have little exposure to loss.

      In my opinion, panic selling and the abandonment of favorable valuations have placed the financials in an interesting light. The banks, particularly the smaller regionals represent compelling value at this time. Many bank stocks are now priced very close to their book value and are trading at 10-11 times next year's earnings. Even assuming that next year's earnings are off 10%, they still represent outstanding buys. In addition, banks and other financials are now trading at a 25% discount to the S&P 500. Bear in mind, less than five months ago, they were trading at a 10%-15% discount. The relative value has widened considerably. This gross undervaluation affords opportunity. We have been able to use this period of downward price movement to buy depressed stocks which presently represent some of our most successful choices. During the past six months, we added to our positions in the brokerage stocks, particularly Merrill Lynch and E Trade Group. We feel this sector is substantially undervalued, as compared to the S&P and the Dow. From time to time, we also purchase non-financial companies of high quality that have been unfairly driven down by the market. This has permitted us to acquire such stocks as CIENA and Brunswick, both of which have performed well in our portfolio so far.

      While the recent market turmoil has posed serious challenges to the financial sector, I believe that the future prospects are quite positive. Once the merger activity reignites, (it has been slowed down considerably by the year 2000 problem), further industry consolidation can be expected. Banks have been experiencing a yearly reduction of 3%-4% in deposits and many are forced to merge in order to grow. Mergers and consolidations reduce operational expenses and help to increase net profit. Additional positives include a better managed industry, high asset quality, and the strongest capitalization rate that banks have seen in the last 30 years.

      We believe that the appreciation of small-sized bank stocks, along with other financials and particularly the brokerages will outperform that of the market over the next several years. One feature of our Fund that we think makes it distinct, is that we are heavily invested in it ourselves. We participate in the Fund's gains and losses along with our fellow investors.

      We are looking forward to the next six months with the confidence that comes from weathering a particularly difficult market and will endeavour to justify your trust in us.

                                Very truly yours,
                               Gilbert R. Giordano

                                        /s/


                                    President
                         Titan Investment Advisors, LLC





      Titan Financial Services Fund's average annualized total return from its inception on May 22, 1996 through the period ending on September 30, 1998 was 17.38%. The twelve months ending September 30, 1998 showed a total return of (13.70)%. Results shown are past performance, which should not be regarded as an indicator of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their cost. Titan Financial Services Fund is distributed by First Fund Distributors, Inc., Phoenix, AZ 85018.

                          Titan Financial Service Fund

SCHEDULE OF INVESTMENTS at October 31, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
      Shares         COMMON STOCKS: 98.2%                                                             Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Agricultural Biotech: 0.3%
       2,000         Monsanto Company........................................................             $ 81,250
                                                                                                          --------

                     Banks: 36.4%
       2,000         American Pacific Bank, Class B*.........................................                8,000
       8,200         Bank One Corp...........................................................              400,775
       2,000         Bank of Amador..........................................................               28,750
      13,600         BankAmerica Corp........................................................              781,150
       7,400         CNBT Bankshares, Inc....................................................               79,550
       3,000         Cathay Bancorp Inc......................................................               95,250
       9,000         Community First Bankshares, Inc.........................................              178,875
      21,000         Comstock Bancorp*.......................................................              162,750
       1,000         Corporacion Bancaria de Espana S.A., ADR................................               43,750
       4,252         FNB Corp................................................................              116,930
       2,000         FNB Rochester Corp......................................................               34,000
      18,000         Fidelity National Corp.*................................................              189,000
      24,300         First Bank of Philadelphia*.............................................              121,500
       1,000         First Commerce Bancshares, Inc., Class A................................               27,500
       1,000         First Hawaiian, Inc.*...................................................               39,875
       3,100         First International Bancorp, Inc........................................               33,519
       9,500         First Lehigh Corp.*.....................................................               43,938
       3,400         First Oak Brook Bancshares, Inc., Class A...............................               65,450
      16,400         First Regional Bancorp*.................................................              137,350
       7,449         First Security Corp.....................................................              152,239
       3,000         First State Bancorporation..............................................               58,500
      19,899         First Union Corp.(a)....................................................            1,154,142
       1,500         Fleet Financial Group, Inc..............................................               59,906
      18,300         Hibernia Corp., Class A.................................................              305,381
      14,755         HUBCO, Inc..............................................................              398,385
      12,000         Imperial Bancorp*.......................................................              166,500
       2,500         KeyCorp.................................................................               75,781
       8,333         Mahaska Investment Company..............................................              147,911
       1,500         Mellon Bank Corp........................................................               90,188
       5,600         NMBT Corp...............................................................              100,100
       2,300         National Bank of Canada.................................................               34,419
See accompanying Notes to Financial Statements.

                          Titan Financial Service Fund

SCHEDULE OF INVESTMENTS at October 31, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Banks, continued
       5,610         National City Bancorporation*...........................................            $ 151,470
      12,777         New England Community Bancorp, Inc., Class A............................              229,986
      20,000         North Fork Bancorporation, Inc..........................................              397,500
       3,500         Northrim Bank...........................................................               49,000
       1,500         Norwest Corp.*..........................................................               55,781
      18,000         PNC Bank Corp...........................................................              900,000
      21,000         Patriot National Bank*..................................................              194,250
       1,000         Peoples Bank Corp.......................................................               28,500
       3,500         Premier Bancshares, Inc.................................................               77,000
       9,100         Professional Bancorp, Inc...............................................              145,600
      13,000         Ramapo Financial Corp...................................................               89,375
       5,400         Redwood Empire Bancorp..................................................               89,775
       1,000         Republic Bancshares, Inc.*..............................................               19,500
       1,000         Republic New York Corp..................................................               41,813
      19,936         Republic Security Financial Corp........................................              179,422
       2,000         Star Banc Corp.(a)......................................................              151,250
       4,100         Sterling Bancorp........................................................               88,150
       1,500         Sterling Bancshares, Inc................................................               21,375
       4,000         Summit Bancorp..........................................................              151,750
       2,000         Summit Bancshares, Inc..................................................               36,750
       1,500         SunTrust Banks, Inc.....................................................              104,531
       3,000         Texas Regional Bancshares, Inc., Class A................................               68,250
       1,900         USBANCORP, Inc..........................................................               35,150
      24,200         Union Bankshares Ltd.*..................................................              263,175
       7,878         Western Bancorp.........................................................              248,149
       1,000         Westernbank Puerto Rico.................................................               15,062
                                                                                                            ------
                                                                                                         9,163,928
                                                                                                         ---------
                     Brokerage Services: 23.2%
      17,700         A.G. Edwards, Inc.......................................................              611,756
       4,700         Advest Group, Inc.......................................................               97,525
      29,050         Bear Stearns Companies, Inc.(a).........................................            1,036,722
      17,200         Donaldson, Lufkin & Jenrette, Inc.(a)...................................              614,900
       2,000         E*TRADE Group, Inc.*....................................................               36,000
       3,600         First Albany Companies, Inc.............................................               36,900
       3,000         Hambrecht & Quist Group.................................................               57,563
See accompanying Notes to Financial Statements.

                          Titan Financial Service Fund

SCHEDULE OF INVESTMENTS at October 31, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Brokerage Services, continued
       1,000         Interstate/Johnson Lane, Inc............................................             $ 30,625
       3,000         Kirlin Holding Corp.*...................................................               12,000
      26,866         Legg Mason, Inc.........................................................              713,628
       6,000         Lehman Brothers Holdings, Inc...........................................              227,625
       4,000         Merrill Lynch & Company, Inc............................................              237,000
       7,100         Morgan Keegan, Inc......................................................              132,238
       1,300         NVEST L.P.*.............................................................               35,994
      19,350         Paine Webber Group, Inc.(a).............................................              647,016
      46,075         Raymond James Financial, Inc............................................            1,056,845
      13,070         Southwest Securities Group, Inc.........................................              241,795
                                                                                                           -------
                                                                                                         5,826,132
                                                                                                         ---------
                     Computers: 0.3%
       2,500         Compaq Computer Corp....................................................               79,062
                                                                                                            ------

                     Consulting Services: 0.1%
       3,000         Think New Ideas, Inc.*..................................................               28,500
                                                                                                            ------

                     Data Processing / Management: 0.2%
       1,500         First Data Corp.........................................................               39,750
                                                                                                            ------

                     Fiber Optics: 2.1%
      30,000         CIENA Corp.*(a).........................................................              515,625
                                                                                                           -------

                     Financial Services: 1.7%
       4,000         Allstate Financial Corp.................................................              172,250
       1,000         Citigroup, Inc..........................................................               47,062
      10,700         KBK Capital Corp.*......................................................              106,331
       1,000         Morgan Stanley Dean Witter Reynolds & Company...........................               64,750
       4,500         PLM International, Inc..................................................               25,312
                                                                                                            ------
                                                                                                           415,705
                                                                                                           -------
                     Food - Wholesale / Distribution: 0.1%
         800         Richfood Holdings, Inc..................................................               14,200
                                                                                                            ------

See accompanying Notes to Financial Statements.

                          Titan Financial Service Fund

SCHEDULE OF INVESTMENTS at October 31, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------

                     Home Furnishings: 0.7%
       6,500         Furniture Brands International, Inc.....................................            $ 139,750
       2,000         Stanley Furniture Company, Inc.*........................................               37,500
                                                                                                            ------
                                                                                                           177,250
                                                                                                           -------

                     Hotels and Motels: 0.3%
       2,000         Host Marriott Corp.*....................................................               29,000
       2,000         Marriott International, Inc.............................................               53,750
                                                                                                            ------
                                                                                                            82,750
                                                                                                            ------

                     Insurance: 9.8%
       1,000         Alfa Corp...............................................................               20,969
       3,800         Chicago Title Corp......................................................              158,888
      42,998         Conseco, Inc.(a)........................................................            1,491,493
       2,500         EMC Insurance Group, Inc................................................               26,563
       5,000         Franklin American Corp.*................................................               11,875
       4,000         Frontier Insurance Group, Inc...........................................               65,250
       3,000         LaSalle Re Holdings Ltd.................................................               70,875
      11,000         National Information Group..............................................               79,750
       3,000         Presidential Life Corp..................................................               54,375
      19,000         Reliance Group Holdings, Inc.(a)........................................              264,812
       4,000         Stewart Information Services............................................              200,500
       1,000         Terra Nova (Bermuda) Holdings Ltd.......................................               27,750
           -                                                                                                ------
                                                                                                         2,473,100
                                                                                                         ---------

                     Leisure and Recreational Products: 1.6%
      21,000         Brunswick Corp..........................................................              408,188
                                                                                                           -------


                     Manufacturing - Auto/Truck Parts and Equipment: 0.3%
       8,450         Supreme Industries, Inc.*...............................................               77,634
                                                                                                            ------


                     Medical - Health Care Management and Products: 0.6%
      43,700         Air Methods Corp.*......................................................              155,681
                                                                                                           -------


                     Oil Field Machinery and Equipment: 0.1%
       2,000         National-Oilwell, Inc.*.................................................               31,750
                                                                                                            ------
See accompanying Notes to Financial Statements.

                          Titan Financial Service Fund

SCHEDULE OF INVESTMENTS at October 31, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Oil and Gas Drilling: 0.1%
       3,000         Global Marine, Inc.*....................................................             $ 37,125
                                                                                                          --------

                     Oil - US Royalty Trusts: 0.3%
      50,000         Freeport-McMoRan Oil and Gas Royalty Trust..............................               78,125
                                                                                                            ------

                     Restaurants: 0.6%
       4,500         Outback SteakHouse, Inc.*...............................................              155,813
                                                                                                          -------

                     REITS - Hotel / Restaurant: 0.1%
       2,000         Sunstone Hotel Investors, Inc...........................................               18,125
                                                                                                            ------

                     Retail: 5.4%
       4,500         Costco Companies, Inc.*.................................................              255,375
      11,000         Food Lion, Inc., Class A................................................              121,000
      15,000         Food Lion, Inc., Class B................................................              153,750
      43,500         Kmart Corp..............................................................              614,438
       5,000         Lowe's Companies, Inc...................................................              168,438
       2,000         Office Depot, Inc.*.....................................................               50,000
                                                                                                            ------
                                                                                                         1,363,001
                                                                                                         ---------
                     Telecommunications Equipment: 0.1%
       1,000         ADC Telecommunications, Inc.*...........................................               23,000
                                                                                                            ------

                     Thrift and Savings / Savings Banks: 13.6%
      31,388         Access Anytime Bancorp, Inc.*...........................................              251,104
       5,100         Alliance Bancorp of New England, Inc....................................               51,000
       7,400         American Bank of Connecticut............................................              160,025
       6,500         Bancorp Connecticut, Inc................................................               95,875
       2,000         Bayonne Bancshares, Inc.................................................               29,875
       3,000         Coastal Bancorp, Inc....................................................               57,000
       3,938         Commercial Federal Corp.................................................               89,343
       4,000         Dime Bancorp, Inc.......................................................               95,250
       5,200         Downey Financial Corp...................................................              121,875
       1,000         First Bell Bancorp, Inc.................................................               14,500
       1,100         First Washington Bancorp, Inc...........................................               24,200
See accompanying Notes to Financial Statements.

                          Titan Financial Service Fund

SCHEDULE OF INVESTMENTS at October 31, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
      Shares                                                                                          Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     Thrift and Savings / Savings Banks, continued
       5,000         FirstFed Financial Corp.................................................             $ 81,875
       2,000         Golden State Bancorp, Inc.*.............................................               38,375
       5,200         Haven Bancorp, Inc......................................................               72,150
       2,000         Ipswich Savings Bank....................................................               26,000
       7,400         ITLA Capital Corp.*.....................................................              112,850
      15,200         Lawrence Savings Bank*..................................................              193,800
      17,200         MetroWest Bank..........................................................              113,950
       5,900         PennFed Financial Services, Inc.........................................               81,494
       8,645         People's Bancshares, Inc................................................              179,384
       8,239         People's Bank...........................................................              210,609
       9,000         Reliance Bancshares, Inc.*..............................................               84,375
      24,600         Sovereign Bancorp, Inc..................................................              322,875
       1,116         St. Paul Bancorp, Inc...................................................               22,948
       3,000         Staten Island Bancorp, Inc..............................................               54,562
       7,980         USABancShares, Inc.*....................................................               57,855
      23,500         WSFS Financial Corp.....................................................              402,438
      11,900         Warren Bancorp, Inc.....................................................              115,281
       6,974         Washington Federal, Inc.................................................              186,119
       3,000         Webster Financial Corp..................................................               74,062
                                                                                                            ------
                                                                                                         3,421,049
                                                                                                         ---------
                     Transportation - Marine: 0.1%
       4,500         Trico Marine Services, Inc.*............................................               32,062
                                                                                                            ------

                     Water Treatment Systems: 0.1%
       1,000         United States Filter Corp.*.............................................               21,188
                                                                                                            ------

                     Total Common Stocks (cost $23,369,069)..................................           24,719,993
                                                                                                        ----------

                     CLOSED-END FUNDS - DOMESTIC: 2.0%
------------------------------------------------------------------------------------------------------------------------------------
       2,000         BlackRock California Insured Municipal 2008 Term Trust..................               31,875
      14,800         John Hancock Bank and Thrift Opportunity................................              172,975
       8,600         Petroleum & Resources Corp..............................................              285,950
                                                                                                           -------

                     Total Closed-End Funds - Domestic (cost $474,134).......................              490,800
                                                                                                           -------
See accompanying Notes to Financial Statements.

                          Titan Financial Service Fund

SCHEDULE OF INVESTMENTS at October 31, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Market Value
                     LONG EQUITY OPTIONS: 0.5%
------------------------------------------------------------------------------------------------------------------------------------
    Contracts
  Subject to Call    Common Stocks/Expiration Date/Exercise Price
------------------------------------------------------------------------------------------------------------------------------------
          20         Lehman Brothers / Nov 25................................................             $ 26,750
          40         Morgan Stanley Dean Witter & Company / Jan 40...........................              102,000
                                                                                                           -------

                     Total Long Equity Options (cost $89,306)................................              128,750
                                                                                                           -------

Principal Amount     REPURCHASE AGREEMENT: 0.5%
------------------------------------------------------------------------------------------------------------------------------------
    $130,000         Star Bank Repurchase Agreement, 4.70%, dated 10/30/1998,
                     due 11/2/1998, collateralized by $135,000 GNMA, 7.375%,
                     due 5/20/2024 (proceeds $130,051) (cost $130,000).......................              130,000
                                                                                                           -------

                     Total Investments in Securities (cost $24,062,509+): 101.2%.............           25,469,543
                                                                                                        ----------
See accompanying Notes to Financial Statements.

                          Titan Financial Service Fund

SCHEDULE OF INVESTMENTS at October 31, 1998 (Unaudited), Continued
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      Market Value
------------------------------------------------------------------------------------------------------------------------------------
                     CALL OPTIONS WRITTEN: (0.9)%
    Contracts
  Subject to Call    Common Stocks/Expiration Date/Exercise Price
------------------------------------------------------------------------------------------------------------------------------------
          50         Bear Stearns Companies, Inc. / Jan 50...................................             $ (2,031)
          50         Bear Stearns Companies, Inc. / Jan 45...................................               (4,687)
          30         Bear Stearns Companies, Inc. / Jan 30...................................              (23,250)
          10         CIENA Corp. / Jan 10....................................................               (8,000)
          90         CIENA Corp. / Jan 15....................................................              (42,188)
           5         CIENA Corp. / Jan 12.50.................................................               (3,125)
          80         CIENA Corp. / Jan 17.50.................................................              (29,500)
         100         Conseco, Inc. / Nov 45..................................................               (2,500)
          40         Conseco, Inc. / Jan 35..................................................              (14,750)
          30         Conseco, Inc. / Jan 30..................................................              (19,125)
          30         Donaldson, Lufkin, Jennrette, Inc. / Jan 40.............................               (7,313)
          30         Donaldson, Lufkin, Jennrette, Inc. / Jan 30.............................              (21,375)
          28         First Union Corp. / Jan 55..............................................              (15,925)
          20         Paine Webber Group, Inc. / Jan 50.......................................                 (625)
          20         Paine Webber Group, Inc. / Jan 35.......................................               (4,875)
          16         Reliance Group Holdings, Inc. / Jan 17.50...............................                 (300)
          20         Star Banc Corp. / Dec 60................................................              (30,000)
                                                                                                           -------

                     Total Call Options Written (proceeds $165,968)..........................             (229,569)
                                                                                                          --------

                     Liabilities in excess of Other Assets: (0.3)%...........................              (86,670)
                                                                                                           -------
                     Total Net Assets: 100.0% ...............................................          $25,153,304
                                                                                                       ===========

* Non-income producing security.
(a) Security subject to call option.

+At October 31, 1998,  the cost of securities and options for Federal income tax
purposes  was  the  same  as  the  basis  for  financial reporting.   Unrealized
appreciation and depreciation of securities and options were as follows:

                     Gross unrealized appreciation...........................................          $ 2,163,160
                     Gross unrealized depreciation...........................................             (819,727)
                                                                                                          --------
                              Net unrealized appreciation....................................          $ 1,343,433
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                          Titan Financial Service Fund

STATEMENT OF ASSETS AND LIABILITIES at October 31, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

ASSETS
      Investments in securities, at value (cost $24,062,509) ................................          $25,469,543
      Cash...................................................................................                  637
      Receivables:
            Securities sold..................................................................              105,716
            Dividends and interest ..........................................................               17,320
            Fund shares sold.................................................................               11,000
      Prepaid expenses.......................................................................               18,815
                                                                                                            ------
                  Total assets ..............................................................           25,623,031
                                                                                                        ----------

LIABILITIES
      Options written, at value (proceeds $165,968)..........................................              229,569
      Payables:
            Advisory fees....................................................................               19,504
            Administration fee...............................................................                3,901
            Distribution fees................................................................                4,876
            Securities purchased.............................................................              204,634
            Fund shares redeemed.............................................................                2,652
      Accrued expenses.......................................................................                4,591
                                                                                                             -----
                  Total liabilities..........................................................              469,727
                                                                                                           -------

NET ASSETS                                                                                             $25,153,304
                                                                                                       ===========

      Net asset value, offering and redemption price per share
            ($25,153,304/1,705,394 shares outstanding;
            unlimited number of shares authorized without par value) ........................               $14.75
                                                                                                            ======

COMPONENTS OF NET ASSETS
      Paid-in capital .......................................................................          $25,240,936
      Accumulated net investment loss........................................................              (62,758)
      Accumulated net realized loss on investments...........................................           (1,368,307)
      Net unrealized appreciation on investments.............................................            1,343,433
                                                                                                         ---------
            Net assets ......................................................................          $25,153,304
                                                                                                       ===========



See accompanying Notes to Financial Statements.

                          Titan Financial Service Fund

STATEMENT OF OPERATIONS - For the Six Months Ended October 31, 1998 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
      Income
            Dividends........................................................................            $ 196,705
            Interest.........................................................................               22,427
                                                                                                            ------
                  Total income...............................................................              219,132
                                                                                                           -------

      Expenses
            Advisory fees....................................................................              146,379
            Distribution fees................................................................               36,595
            Administration fee...............................................................               29,276
            Custody fees.....................................................................               23,843
            Transfer agent fees..............................................................               13,667
            Fund accounting fees.............................................................               13,560
            Audit fee........................................................................                4,304
            Trustee fees.....................................................................                3,875
            Reports to shareholders..........................................................                3,665
            Legal fees.......................................................................                2,903
            Miscellaneous....................................................................                2,670
            Insurance........................................................................                1,153
                                                                                                             -----
                  Total expenses.............................................................              281,890
                                                                                                           -------
                        Net investment loss .................................................              (62,758)
                                                                                                           -------

REALIZED    AND UNREALIZED LOSS ON INVESTMENTS Net realized loss from:
                  Security transactions......................................................           (3,118,621)
                  Option transactions........................................................             (192,818)
                                                                                                          --------
                        Net realized loss....................................................           (3,311,439)
            Net change in unrealized appreciation on investments.............................           (5,047,871)
                                                                                                        ----------
                  Net realized and unrealized loss on investments............................           (8,359,310)
                                                                                                        ----------
                        Net decrease in net assets resulting from operations ................          $(8,422,068)
                                                                                                       ===========

See accompanying Notes to Financial Statements.

                          Titan Financial Service Fund

STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Six Months              Year
                                                                                Ended                Ended
                                                                          October 31, 1998#     April 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment loss..................................................        $ (62,758)         $ (109,724)
   Net realized (loss) gain from security transactions..................       (3,311,439)          2,577,248
   Net change in unrealized appreciation on investments.................       (5,047,871)          5,740,855
                                                                               ----------           ---------
      Net (decrease) increase in net assets
        resulting from operations ......................................       (8,422,068)          8,208,379
                                                                               ----------           ---------

DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain from security transactions.........................         -0-                 (975,314)
                                                                                  -                  --------

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from net change in
      outstanding shares (a)............................................          469,322          18,292,734
                                                                                  -------          ----------
      Total (decrease) increase in net assets ..........................       (7,952,746)         25,525,799

NET ASSETS
   Beginning of period..................................................       33,106,050           7,580,251
                                                                               ----------           ---------
End of period ..........................................................      $25,153,304         $33,106,050
                                                                              ===========         ===========

(a) A summary of capital shares transactions is as follows:
                                                             Six Months                           Year
                                                                Ended                             Ended
                                                          October 31, 1998#                  April 30, 1998
------------------------------------------------------------------------------------------------------------------------------------

                                                        Shares         Value             Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
      Shares sold................................       172,184       $2,931,800        1,044,410     $17,567,019
      Shares issued in reinvestment
         of distribution.........................         -0-            -0-               56,239         960,009
      Shares redeemed............................      (155,320)      (2,462,478)         (13,754)       (234,294)
                                                       --------       ----------          -------        --------
      Net increase...............................        16,864        $ 469,322        1,086,895     $18,292,734
                                                         ======        =========        =========     ===========

#Unaudited.


See accompanying Notes to Financial Statements.

                          Titan Financial Service Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period
------------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months            Year           May 22, 1996*
                                                                  Ended              Ended             through
                                                            October 31, 1998#   April 30, 1998     April 30, 1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period......................       $19.61             $12.60             $10.00
Income from investment operations:
      Net investment (loss) income........................        (0.04)             (0.06)              0.04
      Net realized and unrealized (loss) gain
        on investments....................................        (4.82)              7.93               2.62
                                                                  -----               ----               ----
Total from investment operations..........................        (4.86)              7.87               2.66
                                                                  -----               ----               ----

Less distributions:
      From net investment income..........................         0.00               0.00              (0.06)
      From net capital gains..............................         0.00              (0.86)              0.00
                                                                   ----              -----               ----
Total distributions.......................................         0.00              (0.86)             (0.06)
                                                                   ----              -----              -----

Net asset value, end of period............................       $14.75             $19.61             $12.60
                                                                 ======             ======             ======

Total return..............................................       (24.78)%            63.47%             26.67%

Ratios/supplemental data:
Net assets, end of period (millions)......................       $ 25.2             $ 33.1              $ 7.6

Ratio of expenses to average net assets:
      Before expense reimbursement........................         1.93%+             2.10%              3.14%+
      After expense reimbursement.........................         1.93%+             2.27%              2.49%+

Ratio of net investment (loss) income to average net assets:
      Before expense reimbursement........................        (0.43)%+           (0.44)%            (0.33)%+
      After expense reimbursement.........................        (0.43)%+           (0.61)%             0.33%+

Portfolio turnover rate...................................       114.26%            107.12%             97.84%

*Commencement of operations.

#Unaudited.

+Annualized.


See accompanying Notes to Financial Statements.

                          Titan Financial Service Fund

NOTES TO FINANCIAL STATEMENTS at October 31, 1998 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

      The Titan Financial Services Fund (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment management company. The Fund began operations on May 22, 1996. The primary investment objective of the Fund is capital appreciation. The secondary objective is moderate income.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.


      A. Security Valuation. Investments in securities traded on a national securities exchange, or included in the NASDAQ National Market System, are valued at the last reported sales price at the close of regular trading on the last business day of the period; securities traded on an exchange or NASDAQ for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values, as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.


      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.


      C. Security Transactions, Investment Income and Distributions. As is common in the industry, security transactions are accounted for on the trade date. The cost of securities owned on realized transactions are relieved on a first-in, first-out basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.


      D. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

       For the six months ended October 31, 1998, Titan Investment Advisors, LLC (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor was entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended October 31, 1998, the Fund incurred $146,379 in Advisory fees.

      Investment Company Administration, L.L.C. (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings,

                          Titan Financial Service Fund
reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following rate:

      Under $15 million       -  $30,000
      $15 to $50 million      -  0.20% of average daily net assets
      $50 to $100 million     -  0.15% of average daily net assets
      $100 to $150 million    -  0.10% of average daily net assets
      Over $150 million       -  0.05% of average daily net assets

      For the six months ended October 31, 1998, the Fund incurred $29,276 in Administration fees.

      First Fund Distributors, Inc. (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

      Certain officers and trustees of the Trust are also officers and/or directors of the Administrator and the Distributor.

NOTE 4 - DISTRIBUTION PLAN

      The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor as Distribution Coordinator at an annual rate of up to 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. During the six months ended October 31, 1998, the Fund paid fees of $36,595 to the Advisor.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

      The cost of purchases and the proceeds from sales of securities, excluding U.S. Government obligations and short-term investments, for the six months ended October 31, 1998, were $33,616,615 and $31,662,332, respectively.

      The activity in call options written during the six months ended October 31, 1998 is summarized as follows:

  Contracts Written                                                                                      Amount

         105         Options outstanding, beginning of period................................            $ 191,306

        (962)        Options purchased.......................................................            1,602,642

         (22)        Options closed..........................................................           (1,919,094)

          60         Options exercised.......................................................               (1,969)

         230         Purchased options expired...............................................               50,453
         ---                                                                                                ------

        (589)        Options outstanding at October 31, 1998.................................              (76,662)
        ====                                                                                               =======

                     Unrealized appreciation at October 31, 1998.............................              (24,157)
                                                                                                           -------

                     Market value of options at October 31, 1998.............................           $ (100,819)
                                                                                                        ==========

                     Average fair market value of options for
                        the six months ended October 31, 1998................................             $ 96,441
                                                                                                          ========

                     Net trading losses on options for the
                       six months ended October 31, 1998.....................................           $ (192,818)
                                                                                                        ==========

                                     Advisor

                         Titan Investment Advisors, LLC
                            9672 Pennsylvania Avenue
                            Upper Marlboro, MD 20772
                                  888-44-TITAN
                        Account Inquiries 1-800-282-2340

                                   Distributor

                          First Fund Distributors, Inc.
                        4455 E. Camelback Rd., Suite 261E
                                Phoenix, AZ 85018

                                    Custodian

                                 Star Bank, N.A.
                                 425 Walnut St.
                              Cincinnati, OH 45202

                     Shareholder Service and Transfer Agent

                          American Data Services, Inc.
                                  P.O. Box 5536
                            Hauppauge, NY 11788-0132

                              Independent Auditors

                              Tait, Weller & Baker
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                              Counsel to the Trust

                      Paul, Hastings, Janofsky & Walker LLP
                        345 California Street, 29th Floor
                             San Francisco, CA 94104




      This report is intended for  shareholders  of the Fund and may not be used
      as  sales   literature   unless  preceded  or  accompanied  by  a  current
      prospectus.

      Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.